Summary of Significant Accounting Policies - Changes in Balances of Component of Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Beginning balance	$ 131
Other comprehensive income (loss)	(1,534)	131
Ending balance	$ (1,403)	$ 131